Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Components of Income Tax (Benefit) Provision

The components of the income tax provision (benefit) were as follows:

	For the years ended December 31,
	2024	2023	2022
Current
China	$6,009	$228	$1,560
Deferred
China	(446)	(454)	807,410
Total	$5,563	$(226)	$808,970

Schedule of Loss Before Income Taxes Geographic Locations

Loss before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2024	2023	2022
PRC	$(16,127,911)	$(26,296,232)	$(16,323,667)
Others	(1,847,690)	(6,624,718)	(5,991,765)
Loss before income taxes	$(17,975,601)	$(32,920,950)	$(22,315,432)

Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision (benefit) for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes was as follows:

	For the years ended December 31,
	2024	2023	2022
Loss before income taxes	$(17,975,601)	$(32,920,950)	$(22,315,432)
Mainland China EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(4,493,900)	$(8,230,238)	$(5,578,858)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,040,003	(338)	1,274,465
Effect of changes in tax rate	2,123,753	(1,194,103)	-
Effect of tax rates in foreign jurisdictions	218,737	1,117,727	1,497,723
Effect of non-deductible share-based compensation	243,186	536,450	536,450
Effect of true up on net operating loss in the tax returns	696,285	687,460	-
Effect of non-deductible expense	44,535	6,277	13,917
Super deduction of qualified R&D expenditures	(231,020)	-	-
Changes in valuation allowance	363,984	7,076,539	2,919,231
Income tax (benefit) expense	$5,563	$(226)	$808,970
Effective tax rate	(0.03)%	0.00%	(3.63)%

Schedule of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2024	2023
Deferred tax assets
Net operating loss carry forwards	$6,893,492	$4,981,536
Provision for doubtful debts	1,996,852	2,039,292
Finance lease liabilities	334,895	1,226,495
Impairment on inventory	1,204,730	2,446,724
Impairment of intangible assets	458,576	803,418
Impairment of long-term investment	583,539	599,928
Deferred tax assets, gross	11,472,084	12,097,393
Less: valuation allowance	(10,693,306)	(10,605,326)
Total deferred tax assets, net	$778,778	$1,492,067

Deferred tax liabilities
Finance lease right-of-use assets	$778,778	$1,492,067
Assets acquired in the asset acquisition	189,551	195,327
Total deferred tax liabilities	$968,329	$1,687,394
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$189,551	$195,327

Schedule of Movement of Valuation Allowance

The movement of valuation allowance was as follows:

	As of December 31,
	2024	2023	2022
Balance at beginning of the year	$10,605,326	$3,936,504	$1,218,319
Current year addition	363,984	7,076,539	2,919,231
Foreign currency translation adjustments	(276,004)	(407,717)	(201,046)
Balance at end of the year	$10,693,306	$10,605,326	$3,936,504

Schedule of Expiration of Carry Forward Operating Loss	The following is a schedule of expiration of carry forward operating loss as of December 31, 2024:
For the years ending December 31,	Amount
2025	$299,120
2026	48,899
2027	958,815
2028	642,226
2029	5,538,046
2030	-
2031	-
2032	3,452,345
2033	8,484,877
2034	16,654,960
Total	$36,079,288